Share Capital - Option Transaction (Details)	3 Months Ended
Mar. 31, 2025 Equityinstruments $ / shares
Number of options
Balance at beginning of period (in shares) | Equityinstruments	10,647,246
Options granted (in shares) | Equityinstruments	2,156,452
Options expired (in shares) | Equityinstruments	(525,000)
Balance at end of period (in shares) | Equityinstruments	12,278,698
Weighted average exercise price
Balance at beginning of period (in USD per share) | $ / shares	$ 2.8
Options granted (in USD per share) | $ / shares	1.33
Options expired (in USD per share) | $ / shares	5.83
Balance at end of period (in USD per share) | $ / shares	$ 2.42